LONG-TERM DEBT - Bank credit facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term debt
Long-term debt	$ 4,262.3	$ 4,244.4
Assets carrying value	8,070.7	7,757.3	$ 7,071.8
Bank credit facilities
Long-term debt
Long-term debt	89.3	742.0
Assets carrying value	8,062.9	7,748.9
Secured revolving credit facility
Long-term debt
Drawn credit facility	89.3	$ 742.0
Secured revolving credit facility matures in July 2023
Long-term debt
Principal amount	$ 1,500.0